SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Transaction Costs, Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred transaction costs incurred	$ 3,468	$ 1,423	$ 0
Change in fair value of warrant liabilities	$ 106	$ 2,230	$ (488)